Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Aerospace & Defense-64.75%
AAR Corp.	55,581	$1,864,743
Aerojet Rocketdyne Holdings, Inc.(b)	121,670	6,331,707
AeroVironment, Inc.(b)	37,956	4,356,210
Axon Enterprise, Inc.(b)	100,051	16,424,372
Boeing Co. (The)	210,584	40,893,307
BWX Technologies, Inc.	150,051	8,090,750
CAE, Inc. (Canada)	418,546	9,438,212
Cubic Corp.	49,614	3,035,384
Curtiss-Wright Corp.	65,339	6,781,535
Ducommun, Inc.(b)	18,446	910,126
Elbit Systems Ltd. (Israel)(c)	69,591	9,427,493
General Dynamics Corp.	206,860	30,342,225
HEICO Corp.	85,312	10,044,635
Hexcel Corp.	131,508	5,741,639
Howmet Aerospace, Inc.	682,638	16,779,242
Huntington Ingalls Industries, Inc.	63,769	10,032,777
Kaman Corp.	43,561	2,193,732
Kratos Defense & Security Solutions, Inc.(b)	193,276	5,129,545
L3Harris Technologies, Inc.	166,489	28,554,528
Lockheed Martin Corp.	129,925	41,812,463
Maxar Technologies, Inc.	96,162	4,026,303
Mercury Systems, Inc.(b)	88,186	6,266,497
Moog, Inc., Class A	46,229	3,414,936
Northrop Grumman Corp.	109,758	31,457,740
PAE, Inc.(b)	144,903	1,202,695
Parsons Corp.(b)	158,595	5,655,498
RADA Electronic Industries Ltd. (Israel)(b)	68,675	697,738
Raytheon Technologies Corp.	650,735	43,423,547
Spirit AeroSystems Holdings, Inc., Class A	166,308	5,632,852
Teledyne Technologies, Inc.(b)	58,060	20,728,001
Textron, Inc.	360,331	16,308,581
TransDigm Group, Inc.(b)	50,800	28,106,624
Triumph Group, Inc.	82,056	888,666
Vectrus, Inc.(b)	18,298	940,517
		426,934,820
Communications Equipment-0.84%
Comtech Telecommunications Corp.	39,358	839,900
ViaSat, Inc.(b)(c)	107,293	4,671,537
		5,511,437
Construction & Engineering-3.13%
Jacobs Engineering Group, Inc.	204,657	20,662,171
Containers & Packaging-3.96%
Ball Corp.	296,730	26,118,175
Diversified Telecommunication Services-1.57%
Iridium Communications, Inc.(b)	209,848	10,339,211
Electronic Equipment, Instruments & Components-2.01%
FLIR Systems, Inc.	206,480	10,747,284
OSI Systems, Inc.(b)	28,199	2,538,474
		13,285,758
	Shares	Value
Industrial Conglomerates-6.47%
Honeywell International, Inc.	218,242	$42,637,939
IT Services-11.88%
Booz Allen Hamilton Holding Corp.	217,091	18,489,640
CACI International, Inc., Class A(b)	39,699	9,576,193
KBR, Inc.	224,381	6,518,268
Leidos Holdings, Inc.	224,085	23,766,455
ManTech International Corp., Class A	42,788	3,837,656
Perspecta, Inc.	253,425	7,336,654
Science Applications International Corp.	91,658	8,801,918
		78,326,784
Machinery-3.17%
Oshkosh Corp.	107,362	9,833,286
Woodward, Inc.	98,851	11,066,369
		20,899,655
Metals & Mining-0.51%
Allegheny Technologies, Inc.(b)	199,637	3,395,825
Software-1.68%
FireEye, Inc.(b)	358,557	7,529,697
Telos Corp.(b)	100,086	3,533,036
		11,062,733
Total Common Stocks & Other Equity Interests (Cost $594,981,822)		659,174,508

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $719,962)	719,962	719,962
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $595,701,784)		659,894,470
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.70%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,857,499	1,857,499
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,785,134	2,786,248
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,643,747)		4,643,747
TOTAL INVESTMENTS IN SECURITIES-100.78% (Cost $600,345,531)		664,538,217
OTHER ASSETS LESS LIABILITIES-(0.78)%		(5,163,410)
NET ASSETS-100.00%		$659,374,807
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,194,619	$(4,474,657)	$-	$-	$719,962	$56
Invesco Premier U.S. Government Money Portfolio, Institutional Class	851,218	5,350,228	(6,201,446)	-	-	-	213
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,526,942	24,717,625	(31,387,068)	-	-	1,857,499	165*
Invesco Private Prime Fund	-	13,278,060	(10,491,879)	-	67	2,786,248	466*
Total	$9,378,160	$48,540,532	$(52,555,050)	$-	$67	$5,363,709	$900

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco CleantechTM ETF (PZD)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.11%
Building Products-5.57%
Johnson Controls International PLC	309,475	$15,418,044
Kingspan Group PLC (Ireland)(b)	189,818	12,914,162
		28,332,206
Chemicals-8.18%
Gurit Holding AG, BR (Switzerland)	1,721	5,078,266
Novozymes A/S, Class B (Denmark)(c)	245,528	14,807,079
PQ Group Holdings, Inc.	344,167	4,742,621
Umicore S.A. (Belgium)	298,934	16,985,701
		41,613,667
Commercial Services & Supplies-2.13%
TOMRA Systems ASA (Norway)(c)	234,943	10,850,348
Communications Equipment-0.61%
Digi International, Inc.(b)	168,020	3,103,330
Construction & Engineering-1.45%
Ameresco, Inc., Class A(b)	131,299	7,364,561
Electrical Equipment-22.64%
ABB Ltd. (Switzerland)	519,046	15,368,336
Array Technologies, Inc.(b)	244,051	9,947,519
EnerSys	97,662	8,030,746
Schneider Electric SE (France)	99,335	14,596,508
Sensata Technologies Holding PLC(b)	232,462	12,669,179
Siemens Gamesa Renewable Energy S.A., Class R (Spain)	372,035	15,317,792
Sunrun, Inc.(b)	203,906	14,124,569
TPI Composites, Inc.(b)	96,979	5,810,012
Vestas Wind Systems A/S (Denmark)	61,547	13,411,254
XP Power Ltd. (Singapore)	84,773	5,843,801
		115,119,716
Electronic Equipment, Instruments & Components-10.15%
Badger Meter, Inc.	76,369	7,003,801
Hollysys Automation Technologies Ltd. (China)	308,250	4,290,840
Horiba Ltd. (Japan)	122,983	8,023,056
Itron, Inc.(b)	90,874	7,816,982
Sensirion Holding AG (Switzerland)(b)(d)	71,358	4,692,494
Trimble, Inc.(b)	213,425	14,066,842
Vaisala OYJ, Class A (Finland)	118,291	5,698,174
		51,592,189
Independent Power and Renewable Electricity Producers-4.87%
Ormat Technologies, Inc.	117,083	13,366,195
Scatec ASA (Norway)(d)	298,576	11,380,375
		24,746,570
Industrial Conglomerates-0.96%
Raven Industries, Inc.	150,639	4,861,121
IT Services-1.16%
S&T AG (Austria)(b)(c)	224,149	5,898,425
Life Sciences Tools & Services-3.17%
Eurofins Scientific SE (Luxembourg)(b)	167,396	16,102,799
	Shares	Value
Machinery-11.13%
Donaldson Co., Inc.	209,061	$12,426,586
Kadant, Inc.	40,962	5,855,518
Kornit Digital Ltd. (Israel)(b)	88,226	7,996,363
Lindsay Corp.	39,614	5,539,226
Woodward, Inc.	98,896	11,071,407
Xylem, Inc.	142,097	13,725,149
		56,614,249
Mortgage REITs-1.81%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	155,820	9,216,753
Professional Services-6.22%
Intertek Group PLC (United Kingdom)	181,929	13,785,348
SGS S.A. (Switzerland)	4,777	14,546,867
Willdan Group, Inc.(b)	73,911	3,303,083
		31,635,298
Semiconductors & Semiconductor Equipment-13.64%
Advanced Energy Industries, Inc.(b)	81,974	8,408,893
Cree, Inc.(b)	136,589	13,806,416
Enphase Energy, Inc.(b)	79,679	14,529,466
Power Integrations, Inc.	125,859	10,137,943
Semtech Corp.(b)	138,931	9,857,154
SolarEdge Technologies, Inc.(b)	43,795	12,627,412
		69,367,284
Software-6.42%
ANSYS, Inc.(b)	38,988	13,816,177
Autodesk, Inc.(b)	46,483	12,895,779
PSI Software AG (Germany)	92,299	3,117,329
Traffic Systems SE (Germany)	64,685	2,836,949
		32,666,234
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $352,382,828)		509,084,750
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.56%
Invesco Private Government Fund, 0.01%(e)(f)(g)	3,170,044	3,170,044
Invesco Private Prime Fund, 0.11%(e)(f)(g)	4,753,165	4,755,067
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,924,876)		7,925,111
TOTAL INVESTMENTS IN SECURITIES-101.67% (Cost $360,307,704)		517,009,861
OTHER ASSETS LESS LIABILITIES-(1.67)%		(8,481,808)
NET ASSETS-100.00%		$508,528,053

See accompanying notes which are an integral part of this schedule.

Invesco CleantechTM ETF (PZD)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
BR	-Bearer Shares
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $16,072,869, which represented 3.16% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,337,955	$(7,337,955)	$-	$-	$-	$30
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,088,624	(1,088,624)	-	-	-	10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,784,549	31,810,601	(44,425,106)	-	-	3,170,044	710*
Invesco Private Prime Fund	-	23,946,082	(19,191,512)	235	262	4,755,067	1,745*
Total	$15,784,549	$64,183,262	$(72,043,197)	$235	$262	$7,925,111	$2,495

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Momentum ETF (PDP)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communication Services-2.25%
Charter Communications, Inc., Class A(b)	20,543	$12,481,105
Pinterest, Inc., Class A(b)	148,788	10,193,466
Snap, Inc., Class A(b)	195,099	10,328,541
T-Mobile US, Inc.(b)	79,211	9,986,923
		42,990,035
Consumer Discretionary-16.76%
Amazon.com, Inc.(b)	12,683	40,664,235
Burlington Stores, Inc.(b)	45,083	11,221,159
Carvana Co.(b)	50,345	13,149,610
Chewy, Inc., Class A(b)(c)	95,769	9,751,200
Chipotle Mexican Grill, Inc.(b)	7,263	10,749,240
DraftKings, Inc., Class A(b)	204,397	11,059,922
Helen of Troy Ltd.(b)	59,964	14,646,207
Home Depot, Inc. (The)	38,838	10,518,107
NIKE, Inc., Class B	234,363	31,308,553
NVR, Inc.(b)	2,482	11,036,163
O’Reilly Automotive, Inc.(b)	119,466	50,829,199
Peloton Interactive, Inc., Class A(b)	88,448	12,924,906
Penn National Gaming, Inc.(b)	327,260	33,943,407
RH(b)	22,522	10,706,058
Tesla, Inc.(b)	45,134	35,815,183
TopBuild Corp.(b)	59,887	11,974,406
		320,297,555
Consumer Staples-1.31%
Brown-Forman Corp., Class B	193,794	13,889,216
Estee Lauder Cos., Inc. (The), Class A	47,166	11,161,834
		25,051,050
Financials-1.66%
Kinsale Capital Group, Inc.	77,658	14,565,534
MSCI, Inc.	43,405	17,157,997
		31,723,531
Health Care-16.19%
Amedisys, Inc.(b)	92,551	26,590,828
CRISPR Therapeutics AG (Switzerland)(b)	66,377	10,998,669
Danaher Corp.	121,279	28,844,997
Edwards Lifesciences Corp.(b)	132,623	10,952,007
IDEXX Laboratories, Inc.(b)	36,770	17,601,064
Insulet Corp.(b)	49,272	13,164,493
Medpace Holdings, Inc.(b)	74,668	9,915,164
Mettler-Toledo International, Inc.(b)	20,673	24,148,131
Mirati Therapeutics, Inc.(b)	247,416	50,801,927
NeoGenomics, Inc.(b)	226,351	12,001,130
Repligen Corp.(b)	55,221	11,044,200
ResMed, Inc.	49,616	10,001,097
Ultragenyx Pharmaceutical, Inc.(b)	60,726	8,416,016
UnitedHealth Group, Inc.	30,835	10,285,939
Veeva Systems, Inc., Class A(b)	60,892	16,832,985
West Pharmaceutical Services, Inc.	159,618	47,803,995
		309,402,642
Industrials-12.60%
A.O. Smith Corp.	183,324	9,954,493
Axon Enterprise, Inc.(b)	84,461	13,865,118
Cintas Corp.	31,064	9,882,080
Copart, Inc.(b)	257,204	28,228,139
CoStar Group, Inc.(b)	22,869	20,575,468
Generac Holdings, Inc.(b)	48,357	11,916,132
HEICO Corp.	98,188	11,560,655
Old Dominion Freight Line, Inc.	86,955	16,869,270
	Shares	Value
Industrials-(continued)
Roper Technologies, Inc.	82,899	$32,571,846
Teledyne Technologies, Inc.(b)	58,490	20,881,515
Trane Technologies PLC	75,321	10,797,265
TransDigm Group, Inc.(b)	37,903	20,970,972
Union Pacific Corp.	100,626	19,870,616
W.W. Grainger, Inc.	35,162	12,812,681
		240,756,250
Information Technology-43.10%
Accenture PLC, Class A	38,971	9,427,864
Adobe, Inc.(b)	31,179	14,303,990
Advanced Micro Devices, Inc.(b)	173,249	14,837,044
Amphenol Corp., Class A	186,778	23,324,837
ANSYS, Inc.(b)	128,864	45,665,536
Apple, Inc.	458,974	60,566,209
Aspen Technology, Inc.(b)	94,355	12,634,135
Autodesk, Inc.(b)	37,476	10,396,967
Avalara, Inc.(b)	59,073	8,860,950
Cadence Design Systems, Inc.(b)	215,188	28,058,363
Cloudflare, Inc., Class A(b)	132,662	10,169,869
Coupa Software, Inc.(b)	60,672	18,800,433
Crowdstrike Holdings, Inc., Class A(b)	48,655	10,499,749
Enphase Energy, Inc.(b)	303,715	55,382,430
Entegris, Inc.	171,962	16,919,341
EPAM Systems, Inc.(b)	38,445	13,241,611
Five9, Inc.(b)	277,382	46,114,757
Intuit, Inc.	39,855	14,396,822
Lattice Semiconductor Corp.(b)	311,755	12,504,493
Littelfuse, Inc.	50,628	12,321,336
Mastercard, Inc., Class A	142,871	45,188,669
Monolithic Power Systems, Inc.	74,203	26,363,584
NVIDIA Corp.	68,111	35,389,794
Okta, Inc.(b)	63,803	16,525,615
Paycom Software, Inc.(b)	84,665	32,150,687
Paylocity Holding Corp.(b)	77,582	14,543,522
Pegasystems, Inc.	86,692	11,048,895
Q2 Holdings, Inc.(b)	117,068	14,983,533
RingCentral, Inc., Class A(b)	99,643	37,158,868
ServiceNow, Inc.(b)	36,046	19,578,745
Square, Inc., Class A(b)	43,633	9,422,983
Synopsys, Inc.(b)	46,783	11,950,717
Trade Desk, Inc. (The), Class A(b)	11,208	8,585,216
Twilio, Inc., Class A(b)	68,271	24,538,646
Tyler Technologies, Inc.(b)	42,454	17,949,127
Universal Display Corp.	50,348	11,621,325
Visa, Inc., Class A	60,429	11,677,904
Zebra Technologies Corp., Class A(b)	29,157	11,307,959
Zendesk, Inc.(b)	79,721	11,498,957
Zscaler, Inc.(b)	69,265	13,832,221
		823,743,703
Materials-4.24%
Ball Corp.	456,845	40,211,497
RPM International, Inc.	119,433	9,849,639
Sherwin-Williams Co. (The)	44,651	30,889,562
		80,950,698
Real Estate-1.12%
Extra Space Storage, Inc.	96,465	10,976,752
Redfin Corp.(b)	146,636	10,441,950
		21,418,702
See accompanying notes which are an integral part of this schedule.

Invesco DWA Momentum ETF (PDP)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Utilities-0.81%
NextEra Energy, Inc.	191,588	$15,493,722
Total Common Stocks & Other Equity Interests (Cost $1,446,177,729)		1,911,827,888
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $602,406)	602,406	602,406
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $1,446,780,135)		1,912,430,294
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.05%
Invesco Private Government Fund, 0.01%(d)(e)(f)	389,938	389,938
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	584,673	$584,907
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $974,845)		974,845
TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $1,447,754,980)		1,913,405,139
OTHER ASSETS LESS LIABILITIES-(0.12)%		(2,233,609)
NET ASSETS-100.00%		$1,911,171,530

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,274,238	$(4,671,832)	$-	$-	$602,406	$30
Invesco Premier U.S. Government Money Portfolio, Institutional Class	1,285,524	5,643,275	(6,928,799)	-	-	-	361
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	175,968,880	(175,578,942)	-	-	389,938	4,768*
Invesco Private Prime Fund	-	73,985,782	(73,402,063)	-	1,188	584,907	4,873*
Total	$1,285,524	$260,872,175	$(260,581,636)	$-	$1,188	$1,577,251	$10,032

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-95.03%
Aerospace & Defense-4.74%
TransDigm Group, Inc.(b)	16,375	$9,059,960
Capital Markets-52.26%
3i Group PLC (United Kingdom)	536,077	8,182,213
Alaris Equity Partners Income (Canada)	78,006	977,021
Apollo Investment Corp.	77,995	944,130
Ares Capital Corp.(c)	208,708	3,610,648
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(b)(c)	54,926	1,219,818
Bain Capital Specialty Finance, Inc.	70,274	878,425
BlackRock Capital Investment Corp.	156,665	469,995
BlackRock TCP Capital Corp.	72,948	830,878
Blackstone Group, Inc. (The), Class A	93,062	6,252,836
Bure Equity AB (Sweden)	56,582	1,889,565
Carlyle Group, Inc. (The)	108,553	3,503,005
Chrysalis Investments Ltd. (Guernsey)(b)	869,096	2,339,149
Deutsche Beteiligungs AG (Germany)(b)	33,054	1,445,664
EQT AB (Sweden)	262,011	8,212,072
FS KKR Capital Corp.	94,263	1,583,618
Gimv N.V. (Belgium)	29,943	1,789,786
Gladstone Investment Corp.(c)	43,855	448,637
Goldman Sachs BDC, Inc.	92,145	1,616,223
Golub Capital BDC, Inc.(c)	127,618	1,813,452
Hamilton Lane, Inc., Class A	31,584	2,380,486
HBM Healthcare Investments AG, Class A (Switzerland)(b)	5,589	1,906,769
Hercules Capital, Inc.	97,157	1,425,293
Intermediate Capital Group PLC (United Kingdom)	118,095	2,756,859
IP Group PLC (United Kingdom)(b)	1,432,988	1,869,392
JAFCO Group Co. Ltd. (Japan)	40,738	2,202,370
KKR & Co., Inc., Class A	136,461	5,315,156
Main Street Capital Corp.(c)	55,587	1,768,778
Mutares SE & Co. KGaA (Germany)	22,809	457,226
New Mountain Finance Corp.	74,762	856,025
Oaktree Specialty Lending Corp.	161,582	898,396
Owl Rock Capital Corp.	168,842	2,178,062
Partners Group Holding AG (Switzerland)	9,051	10,728,731
Princess Private Equity Holding Ltd. (Guernsey)(c)	132,606	1,772,134
Prospect Capital Corp.(c)	332,702	2,096,023
Ratos AB, Class B (Sweden)	400,548	1,850,188
Schroder UK Public Private (United Kingdom)(b)	1,294,405	612,341
Sixth Street Specialty Lending, Inc.	63,675	1,302,791
Solar Capital Ltd.	50,286	872,462
SuRo Capital Corp.(c)	37,165	545,211
Syncona Ltd. (United Kingdom)(b)	514,773	1,802,561
Tamburi Investment Partners S.p.A. (Italy)	231,700	1,866,295
TCG BDC, Inc.	78,062	839,947
VinaCapital Vietnam Opportunity Fund Ltd. (Guernsey)	259,717	1,464,022
VNV Global AB (Sweden)(b)(c)	164,727	2,190,942
		99,965,595
Construction & Engineering-0.27%
Brookfield Business Partners L.P., Class U (Canada)	14,286	517,783
Diversified Consumer Services-1.15%
Graham Holdings Co., Class B	3,892	2,211,084
Diversified Financial Services-12.65%
Apax Global Alpha Ltd. (Guernsey)(d)	727,400	1,965,769
	Shares	Value
Diversified Financial Services-(continued)
Cannae Holdings, Inc.(b)	85,299	$3,240,509
Compass Diversified Holdings	89,182	1,837,149
Eurazeo SE (France)(b)	47,214	3,315,427
HgCapital Trust PLC (United Kingdom)(c)	438,824	1,946,377
Kinnevik AB, Class B (Sweden)	95,427	4,705,741
NB Private Equity Partners Ltd. (Guernsey)	92,093	1,498,577
Onex Corp. (Canada)	48,563	2,574,415
Wendel SE (France)	26,864	3,107,052
		24,191,016
Diversified Telecommunication Services-0.43%
ATN International, Inc.	18,912	816,620
Food Products-0.98%
Schouw & Co. A/S (Denmark)	18,519	1,872,470
Industrial Conglomerates-5.63%
Fosun International Ltd. (China)	2,187,802	3,329,451
Italmobiliare S.p.A. (Italy)	39,221	1,307,982
Melrose Industries PLC (United Kingdom)(b)	2,652,337	6,137,093
		10,774,526
Interactive Media & Services-3.74%
IAC/InterActiveCorp.(b)	34,099	7,159,085
Internet & Direct Marketing Retail-5.34%
Prosus N.V. (Netherlands)(b)	87,796	10,220,490
IT Services-0.78%
Digital Garage, Inc. (Japan)(b)	43,853	1,501,629
Life Sciences Tools & Services-1.15%
Medcap AB (Sweden)(b)	16,690	408,708
PureTech Health PLC(b)	325,384	1,787,270
		2,195,978
Multiline Retail-5.91%
Wesfarmers Ltd. (Australia)	269,881	11,307,886
Total Common Stocks & Other Equity Interests (Cost $142,900,914)		181,794,122

Money Market Funds-4.67%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $8,934,305)	8,934,305	8,934,305
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $151,835,219)		190,728,427
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.08%
Invesco Private Government Fund, 0.01%(e)(f)(g)	3,119,771	3,119,771
Invesco Private Prime Fund, 0.11%(e)(f)(g)	4,677,786	4,679,657
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,799,109)		7,799,428
TOTAL INVESTMENTS IN SECURITIES-103.78% (Cost $159,634,328)		198,527,855
OTHER ASSETS LESS LIABILITIES-(3.78)%		(7,240,143)
NET ASSETS-100.00%		$191,287,712

See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2021 represented 1.03% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,813,706	$(7,879,401)	$-	$-	$8,934,305	$582
Invesco Premier U.S. Government Money Portfolio, Institutional Class	8,316,298	9,503,759	(17,820,057)	-	-	-	2,581
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,116,620	43,526,965	(57,523,814)	-	-	3,119,771	2,248*
Invesco Private Prime Fund	-	27,383,899	(22,705,403)	319	842	4,679,657	3,586*
Total	$25,432,918	$97,228,329	$(105,928,675)	$319	$842	$16,733,733	$8,997

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	12.18%
Sweden	10.07%

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2021		$2,924,479	$-	$99,071	$99,071
Subtotal — Appreciation								—	99,071	99,071
Equity Risk
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2021	CAD	3,162,293	-	(47,119)	(47,119)
See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
January 31, 2021
(Unaudited)
Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2021	$3,164,410	$-	$(48,410)	$(48,410)
Subtotal — Depreciation							—	(95,529)	(95,529)
Total Over-The-Counter Total Return Swap Agreements							$—	$3,542	$3,542

Abbreviations:
CAD	-Canadian Dollar
CDOR	-Canadian Dealer Offered Rate
LIBOR	-London Interbank Offered Rate

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.55%(b)
Communication Services-33.70%
Autohome, Inc., ADR	56,745	$6,255,001
Baidu, Inc., ADR(c)	137,361	32,282,582
Bilibili, Inc., ADR(c)	115,657	13,172,176
iQIYI, Inc., ADR(c)	291,788	6,375,568
JOYY, Inc., ADR(d)	51,741	4,762,242
Momo, Inc., ADR	150,597	2,301,122
NetEase, Inc., ADR	211,234	24,289,798
Qutoutiao, Inc., ADR(c)(d)	109,892	336,270
Sohu.com Ltd., ADR(c)	36,512	655,390
So-Young International, Inc., ADR(c)	51,717	603,537
Weibo Corp., ADR(c)	68,985	3,144,336
		94,178,022
Consumer Discretionary-41.87%
Alibaba Group Holding Ltd., ADR(c)	72,592	18,426,027
Baozun, Inc., ADR(c)(d)	44,660	1,830,613
Bright Scholar Education Holdings Ltd., ADR(d)	23,301	140,738
China Online Education Group, ADR(c)(d)	11,370	261,510
Dada Nexus Ltd., ADR(c)(d)	20,408	843,667
Hailiang Education Group, Inc., ADR(c)	2,711	159,000
Huazhu Group Ltd., ADR	138,728	6,728,308
JD.com, Inc., ADR(c)	223,633	19,834,011
Kaixin Auto Holdings (Hong Kong)(c)(d)	55,136	202,349
Kandi Technologies Group, Inc.(c)(d)	65,999	587,391
Li Auto, Inc., ADR(c)(d)	100,933	3,255,089
LightInTheBox Holding Co. Ltd., ADR(c)	59,157	161,499
Meten EdtechX Education Group Ltd.(c)(d)	48,602	98,662
New Oriental Education & Technology Group, Inc., ADR(c)	58,009	9,716,507
Niu Technologies, ADR(c)(d)	36,014	1,574,892
Pinduoduo, Inc., ADR(c)	137,500	22,785,125
RISE Education Cayman Ltd., ADR(c)	20,811	119,247
TAL Education Group, ADR(c)	136,502	10,494,274
Trip.com Group Ltd., ADR(c)	284,691	9,061,715
Uxin Ltd., ADR(c)	218,702	240,572
Viomi Technology Co. Ltd., ADR(c)(d)	32,760	245,045
Vipshop Holdings Ltd., ADR(c)	374,428	10,266,816
		117,033,057
Consumer Staples-0.09%
111, Inc., ADR(c)	23,268	256,413
Energy-0.26%
China Petroleum & Chemical Corp., ADR	11,534	546,942
PetroChina Co. Ltd., ADR(d)	6,124	186,292
Sino Clean Energy, Inc., Rts., expiring 07/31/2049(c)(e)	26,179	0
		733,234
Financials-2.51%
360 DigiTech, Inc., ADR(c)	115,128	2,003,227
Bit Digital, Inc.(c)(d)	40,822	792,763
China Life Insurance Co. Ltd., ADR	22,911	243,773
Fanhua, Inc., ADR(d)	30,236	486,497
LexinFintech Holdings Ltd., ADR(c)(d)	98,854	768,096
Noah Holdings Ltd., ADR(c)	30,144	1,434,855
Qudian, Inc., ADR(c)(d)	174,501	350,747
Up Fintech Holding Ltd., ADR(c)(d)	58,846	928,590
		7,008,548
Health Care-3.50%
Burning Rock Biotech Ltd., ADR(c)	14,153	426,996
	Shares	Value
Health Care-(continued)
Genetron Holdings Ltd., ADR(c)	14,584	$336,161
I-Mab, ADR(c)	14,353	780,660
Zai Lab Ltd., ADR(c)	51,510	8,245,206
		9,789,023
Industrials-5.23%
51job, Inc., ADR(c)	36,503	2,404,088
CBAK Energy Technology, Inc. (United States(c)(d)	70,156	516,348
NiSun International Enterprise Development Group Co. Ltd.(c)(d)	16,068	309,630
TD Holdings, Inc.(c)(d)	73,232	178,686
ZTO Express Cayman, Inc., ADR	338,618	11,201,484
		14,610,236
Information Technology-11.28%
21Vianet Group, Inc., ADR(c)	95,107	3,588,387
Agora, Inc., ADR(c)(d)	18,361	1,037,213
Canaan, Inc., ADR(c)(d)	89,278	407,108
Canadian Solar, Inc. (Canada)(c)(d)	54,558	2,987,050
Daqo New Energy Corp., ADR(c)	53,645	4,723,979
Ebang International Holdings, Inc., A Shares(c)(d)	77,016	395,092
GDS Holdings Ltd., ADR(c)(d)	103,216	10,689,049
Hollysys Automation Technologies Ltd.	55,198	768,356
Huami Corp., ADR(c)(d)	29,936	410,422
JinkoSolar Holding Co. Ltd., ADR(c)	32,943	2,042,137
Kingsoft Cloud Holdings Ltd., ADR(c)	47,145	2,369,979
OneConnect Financial Technology Co. Ltd., ADR(c)	85,213	1,748,571
SPI Energy Co. Ltd. (Australia)(c)	20,552	200,382
Xunlei Ltd., ADR(c)(d)	36,502	166,814
		31,534,539
Real Estate-0.11%
Nam Tai Property, Inc.(c)(d)	35,353	290,248
Total Common Stocks & Other Equity Interests (Cost $182,334,836)		275,433,320

Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $366,010)	366,010	366,010
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.68% (Cost $182,700,846)		275,799,330
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.78%
Invesco Private Government Fund, 0.01%(f)(g)(h)	7,576,154	7,576,154
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(f)(g)(h)	11,372,731	$11,377,280
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,953,434)		18,953,434
TOTAL INVESTMENTS IN SECURITIES-105.46% (Cost $201,654,280)		294,752,764
OTHER ASSETS LESS LIABILITIES-(5.46)%		(15,256,340)
NET ASSETS-100.00%		$279,496,424
Investment Abbreviations:
ADR-American Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at January 31, 2021.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,534,645	$(1,168,635)	$-	$-	$366,010	$21
Invesco Premier U.S. Government Money Portfolio, Institutional Class	388,819	1,867,712	(2,256,531)	-	-	-	98
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,462,351	108,697,568	(113,583,765)	-	-	7,576,154	3,016*
Invesco Private Prime Fund	-	80,216,816	(68,842,325)	-	2,789	11,377,280	7,989*
Total	$12,851,170	$192,316,741	$(185,851,256)	$-	$2,789	$19,319,444	$11,124

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Raymond James SB-1 Equity ETF (RYJ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-3.67%
Altice USA, Inc., Class A(b)	22,542	$801,819
DISH Network Corp., Class A(b)	25,706	745,988
Facebook, Inc., Class A(b)	3,007	776,798
ORBCOMM, Inc.(b)	90,467	677,598
Telephone & Data Systems, Inc.	40,321	756,019
United States Cellular Corp.(b)	24,570	766,092
		4,524,314
Consumer Discretionary-13.51%
Alibaba Group Holding Ltd., ADR (China)(b)	3,129	794,234
AutoZone, Inc.(b)	658	735,888
Bed Bath & Beyond, Inc.(c)	30,328	1,071,488
Best Buy Co., Inc.	7,166	779,804
Bloomin’ Brands, Inc.	36,800	775,376
Dave & Buster’s Entertainment, Inc.(c)	24,161	821,957
Dollar General Corp.	3,950	768,710
Everi Holdings, Inc.(b)	60,511	791,484
KB Home	19,757	822,682
Leggett & Platt, Inc.	18,385	753,785
M.D.C. Holdings, Inc.	15,016	781,132
Mohawk Industries, Inc.(b)	5,389	773,861
Polaris, Inc.	6,914	806,656
PulteGroup, Inc.	17,103	743,981
Rent-A-Center, Inc.	17,218	745,539
Revolve Group, Inc.(b)	23,195	861,926
Ruth’s Hospitality Group, Inc.	42,405	771,347
Target Corp.	4,290	777,219
Tempur Sealy International, Inc.(b)	28,660	756,624
Texas Roadhouse, Inc.	10,473	798,147
Tractor Supply Co.	5,239	742,576
		16,674,416
Consumer Staples-0.64%
Primo Water Corp.	50,933	786,915
Energy-8.53%
Black Stone Minerals L.P.	98,292	838,431
Brigham Minerals, Inc., Class A	61,472	823,110
Cheniere Energy, Inc.(b)	12,294	778,579
Energy Transfer L.P.	123,947	777,148
Enterprise Products Partners L.P.	36,598	740,377
Enviva Partners L.P.	16,864	840,164
Green Plains Partners L.P.	36,767	359,214
Kimbell Royalty Partners L.P.	92,716	775,106
Marathon Oil Corp.	99,467	720,141
Northern Oil and Gas, Inc.(b)(c)	75,625	771,375
Occidental Petroleum Corp.	38,096	764,206
Pioneer Natural Resources Co.	6,312	763,121
Targa Resources Corp.	28,520	780,592
Williams Cos., Inc. (The)	37,865	803,874
		10,535,438
Financials-21.65%
Allstate Corp. (The)	7,411	794,311
Ameris Bancorp	19,104	747,157
Argo Group International Holdings Ltd.	18,476	745,507
Arthur J. Gallagher & Co.	6,890	795,175
Axos Financial, Inc.(b)	20,003	779,117
Bancorp, Inc. (The), (Acquired 03/27/2020; Cost $281,966)(b)(d)	48,783	818,091
Barings BDC, Inc.	89,188	787,530
Cadence BanCorp	40,487	725,527
Chubb Ltd.	5,220	760,397
	Shares	Value
Financials-(continued)
ConnectOne Bancorp, Inc.	38,814	$824,798
First Horizon Corp.	57,220	794,786
Flagstar Bancorp, Inc.	17,235	738,520
Intercontinental Exchange, Inc.	7,266	801,803
Kemper Corp.	10,882	765,549
Ladder Capital Corp.	78,368	770,357
Live Oak Bancshares, Inc.	17,256	688,169
Merchants Bancorp	26,745	797,536
Meridian Bancorp, Inc.	52,700	798,405
Meta Financial Group, Inc.	21,183	818,299
Nexpoint Real Estate Finance, Inc.	33,855	550,482
OceanFirst Financial Corp.	41,757	758,307
Old Republic International Corp.	44,115	798,482
Old Second Bancorp, Inc.	50,724	498,110
Origin Bancorp, Inc.	27,470	867,777
Pacific Premier Bancorp, Inc.	23,107	768,308
Progressive Corp. (The)	8,705	758,989
Redwood Trust, Inc.	87,665	752,166
Regions Financial Corp.	46,123	784,552
Signature Bank	5,365	886,244
TPG RE Finance Trust, Inc.	73,327	716,405
TriState Capital Holdings, Inc.(b)	42,625	782,169
Veritex Holdings, Inc.	29,211	746,633
Webster Financial Corp.	16,713	781,333
Wintrust Financial Corp.	12,581	757,250
Zions Bancorporation N.A.	17,314	764,240
		26,722,481
Health Care-18.30%
89bio, Inc.(b)	39,658	805,057
Acadia Healthcare Co., Inc.(b)	15,905	806,065
ACADIA Pharmaceuticals, Inc.(b)	15,776	758,037
Acceleron Pharma, Inc.(b)	6,583	760,534
AngioDynamics, Inc.(b)	44,401	832,075
Antares Pharma, Inc.(b)	189,661	830,715
Apellis Pharmaceuticals, Inc.(b)	17,084	756,309
Blueprint Medicines Corp.(b)	8,217	794,995
Boston Scientific Corp.(b)	21,685	768,516
CareDx, Inc.(b)	9,275	708,888
ChemoCentryx, Inc.(b)	12,967	739,249
Cigna Corp.	3,598	780,946
CVS Health Corp.	11,076	793,595
Cymabay Therapeutics, Inc.(b)	143,449	767,452
Flexion Therapeutics, Inc.(b)(c)	71,265	867,295
Health Catalyst, Inc.(b)	16,911	840,139
HealthEquity, Inc.(b)	9,653	806,508
Mirum Pharmaceuticals, Inc.(b)	43,553	789,180
NGM Biopharmaceuticals, Inc.(b)	29,420	754,917
Ocular Therapeutix, Inc.(b)	41,757	757,890
PolyPid Ltd. (Israel)(b)(c)	42,199	396,249
REGENXBIO, Inc.(b)	19,218	794,280
Sol-Gel Technologies Ltd. (Israel)(b)(c)	13,007	126,558
Tarsus Pharmaceuticals, Inc.(b)	19,527	736,168
Teleflex, Inc.	2,092	790,002
uniQure N.V. (Netherlands)(b)(c)	21,268	753,100
UnitedHealth Group, Inc.	2,311	770,903
VBI Vaccines, Inc.(b)(c)	264,242	861,429
Viking Therapeutics, Inc.(b)(c)	119,911	876,549
Zimmer Biomet Holdings, Inc.	5,035	773,729
		22,597,329
Industrials-8.07%
Alaska Air Group, Inc.	14,930	729,032
See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Allegiant Travel Co.	4,313	$782,766
Allison Transmission Holdings, Inc.	18,627	758,119
Casella Waste Systems, Inc., Class A(b)	13,816	790,828
Evoqua Water Technologies Corp.(b)	27,071	737,685
Kansas City Southern	3,852	780,685
PACCAR, Inc.	8,242	751,835
SkyWest, Inc.	19,555	762,449
Union Pacific Corp.	3,947	779,414
United Parcel Service, Inc., Class B	5,125	794,375
Wabash National Corp.	48,524	773,958
Waste Connections, Inc.	7,972	785,322
WESCO International, Inc.(b)	9,708	738,876
		9,965,344
Information Technology-15.42%
Alarm.com Holdings, Inc.(b)	8,584	797,625
Avnet, Inc.	20,731	732,012
EchoStar Corp., Class A(b)	34,991	732,712
Envestnet, Inc.(b)	9,496	728,628
Fidelity National Information Services, Inc.	6,142	758,291
GDS Holdings Ltd., ADR (China)(b)(c)	7,521	778,875
GoDaddy, Inc., Class A(b)	9,865	775,192
I3 Verticals, Inc., Class A(b)	27,957	811,312
Jabil, Inc.	17,998	744,577
MAXIMUS, Inc.	10,742	806,294
Microchip Technology, Inc.	5,387	733,225
Micron Technology, Inc.(b)	9,652	755,462
Microsoft Corp.	3,616	838,767
MiX Telematics Ltd., ADR (South Africa)	32,637	453,328
New Relic, Inc.(b)	10,227	768,866
NIC, Inc.	27,841	749,480
nLight, Inc.(b)	23,081	731,206
Ping Identity Holding Corp.(b)	25,530	763,602
QUALCOMM, Inc.	4,935	771,242
RingCentral, Inc., Class A(b)	2,190	816,695
salesforce.com, inc.(b)	3,693	832,993
ServiceNow, Inc.(b)	1,495	812,024
SS&C Technologies Holdings, Inc.	12,205	767,450
Switch, Inc., Class A	49,690	855,662
SYNNEX Corp.	8,895	726,010
		19,041,530
Materials-0.64%
Scotts Miracle-Gro Co. (The)	3,578	792,205
Real Estate-9.56%
Agree Realty Corp.	12,789	808,265
	Shares	Value
Real Estate-(continued)
American Homes 4 Rent, Class A	26,019	$786,554
CareTrust REIT, Inc.	36,131	811,502
Digital Realty Trust, Inc.	5,810	836,350
Equinix, Inc.	1,130	836,155
Four Corners Property Trust, Inc.	29,914	788,533
Gaming and Leisure Properties, Inc.	20,032	823,916
Healthcare Realty Trust, Inc.	26,106	783,441
Invitation Homes, Inc.	27,030	796,845
Landmark Infrastructure Partners L.P.	49,218	568,960
National Retail Properties, Inc.	20,467	798,213
PotlatchDeltic Corp.	15,761	752,745
QTS Realty Trust, Inc., Class A	12,773	831,522
Uniti Group, Inc.	64,306	791,607
VICI Properties, Inc.	31,258	790,202
		11,804,810
Total Common Stocks & Other Equity Interests (Cost $97,808,706)		123,444,782
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $280,347)	280,347	280,347
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $98,089,053)		123,725,129
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.88%
Invesco Private Government Fund, 0.01%(e)(f)(g)	1,918,572	1,918,572
Invesco Private Prime Fund, 0.11%(e)(f)(g)	2,876,708	2,877,858
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,796,385)		4,796,430
TOTAL INVESTMENTS IN SECURITIES-104.10% (Cost $102,885,438)		128,521,559
OTHER ASSETS LESS LIABILITIES-(4.10)%		(5,063,374)
NET ASSETS-100.00%		$123,458,185

See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$790,408	$(510,061)	$-	$-	$280,347	$10
Invesco Premier U.S. Government Money Portfolio, Institutional Class	14,023	588,651	(602,674)	-	-	-	10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,363,800	27,417,312	(28,862,540)	-	-	1,918,572	886*
Invesco Private Prime Fund	-	17,678,972	(14,801,744)	45	585	2,877,858	1,749*
Total	$3,377,823	$46,475,343	$(44,777,019)	$45	$585	$5,076,777	$2,655

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-101.58%(b)
Communication Services-10.88%
Activision Blizzard, Inc.	4,061	$369,551
Alphabet, Inc., Class A(c)	1,581	2,889,056
Alphabet, Inc., Class C(c)	1,525	2,799,503
AT&T, Inc.	37,459	1,072,451
Charter Communications, Inc., Class A(c)	767	465,999
Comcast Corp., Class A	24,001	1,189,730
Discovery, Inc., Class A(c)	841	34,834
Discovery, Inc., Class C(c)	1,551	54,332
DISH Network Corp., Class A(c)	1,295	37,581
Electronic Arts, Inc.	1,524	218,237
Facebook, Inc., Class A(c)	12,636	3,264,258
Fox Corp., Class A	1,768	55,126
Fox Corp., Class B	810	24,211
Interpublic Group of Cos., Inc. (The)	2,050	49,344
Live Nation Entertainment, Inc.(c)	752	49,970
Lumen Technologies, Inc.	5,190	64,252
Netflix, Inc.(c)	2,322	1,236,210
News Corp., Class A	2,045	39,673
News Corp., Class B	638	12,045
Omnicom Group, Inc.	1,130	70,489
Take-Two Interactive Software, Inc.(c)	605	121,272
T-Mobile US, Inc.(c)	3,067	386,687
Twitter, Inc.(c)	4,181	211,266
Verizon Communications, Inc.	21,752	1,190,922
ViacomCBS, Inc., Class B	2,970	144,045
Walt Disney Co. (The)(c)	9,517	1,600,474
		17,651,518
Consumer Discretionary-13.06%
Advance Auto Parts, Inc.	357	53,243
Amazon.com, Inc.(c)	2,242	7,188,300
Aptiv PLC(c)	1,419	189,578
AutoZone, Inc.(c)	122	136,441
Best Buy Co., Inc.	1,211	131,781
Booking Holdings, Inc.(c)	218	423,864
BorgWarner, Inc.	1,280	53,747
CarMax, Inc.(c)	863	101,644
Carnival Corp.	3,909	72,981
Chipotle Mexican Grill, Inc.(c)	148	219,040
D.R. Horton, Inc.	1,743	133,862
Darden Restaurants, Inc.	684	79,953
Dollar General Corp.	1,288	250,658
Dollar Tree, Inc.(c)	1,236	125,652
Domino’s Pizza, Inc.	209	77,489
eBay, Inc.	3,441	194,451
Etsy, Inc.(c)	663	131,997
Expedia Group, Inc.	714	88,607
Ford Motor Co.	20,541	216,297
Gap, Inc. (The)(c)	1,075	21,769
Garmin Ltd.	784	90,050
General Motors Co.	6,621	335,552
Genuine Parts Co.	758	71,161
Hanesbrands, Inc.	1,818	27,797
Hasbro, Inc.	669	62,766
Hilton Worldwide Holdings, Inc.(c)	1,458	147,827
Home Depot, Inc. (The)	5,659	1,532,570
L Brands, Inc.	1,228	50,053
Las Vegas Sands Corp.	1,726	83,003
Leggett & Platt, Inc.	696	28,536
Lennar Corp., Class A	1,446	120,235
LKQ Corp.(c)	1,467	51,477
Lowe’s Cos., Inc.	3,851	642,539
	Shares	Value
Consumer Discretionary-(continued)
Marriott International, Inc., Class A	1,397	$162,485
McDonald’s Corp.	3,916	813,901
MGM Resorts International	2,154	61,518
Mohawk Industries, Inc.(c)	314	45,090
Newell Brands, Inc.	1,975	47,440
NIKE, Inc., Class B	6,595	881,026
Norwegian Cruise Line Holdings Ltd.(c)	1,655	37,486
NVR, Inc.(c)	19	84,483
O’Reilly Automotive, Inc.(c)	382	162,530
Pool Corp.	213	75,440
PulteGroup, Inc.	1,409	61,292
PVH Corp.	375	31,973
Ralph Lauren Corp.	254	25,667
Ross Stores, Inc.	1,871	208,224
Royal Caribbean Cruises Ltd.	979	63,635
Starbucks Corp.	6,170	597,318
Tapestry, Inc.	1,453	45,944
Target Corp.	2,632	476,839
Tesla, Inc.(c)	3,986	3,163,011
TJX Cos., Inc. (The)	6,311	404,156
Tractor Supply Co.	612	86,745
Ulta Beauty, Inc.(c)	296	82,809
Under Armour, Inc., Class A(c)	988	17,290
Under Armour, Inc., Class C(c)	1,022	15,299
VF Corp.	1,680	129,142
Whirlpool Corp.	328	60,710
Wynn Resorts Ltd.	510	50,760
Yum! Brands, Inc.	1,586	160,963
		21,188,096
Consumer Staples-6.33%
Altria Group, Inc.	9,768	401,269
Archer-Daniels-Midland Co.	2,923	146,179
Brown-Forman Corp., Class B	960	68,803
Campbell Soup Co.	1,064	51,189
Church & Dwight Co., Inc.	1,306	110,266
Clorox Co. (The)	663	138,872
Coca-Cola Co. (The)	20,331	978,938
Colgate-Palmolive Co.	4,505	351,390
Conagra Brands, Inc.	2,568	88,853
Constellation Brands, Inc., Class A	891	187,939
Costco Wholesale Corp.	2,319	817,285
Estee Lauder Cos., Inc. (The), Class A	1,190	281,614
General Mills, Inc.	3,213	186,675
Hershey Co. (The)	776	112,861
Hormel Foods Corp.	1,472	68,978
JM Smucker Co. (The)	600	69,846
Kellogg Co.	1,338	78,862
Kimberly-Clark Corp.	1,788	236,195
Kraft Heinz Co. (The)	3,405	114,102
Kroger Co. (The)	4,070	140,415
Lamb Weston Holdings, Inc.	769	57,444
McCormick & Co., Inc.	1,308	117,118
Molson Coors Beverage Co., Class B	986	49,458
Mondelez International, Inc., Class A	7,517	416,742
Monster Beverage Corp.(c)	1,942	168,624
PepsiCo, Inc.	7,264	992,045
Philip Morris International, Inc.	8,186	652,015
Procter & Gamble Co. (The)	13,035	1,671,217
Sysco Corp.	2,677	191,432
Tyson Foods, Inc., Class A	1,546	99,423
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	3,777	$189,794
Walmart, Inc.	7,287	1,023,751
		10,259,594
Energy-2.45%
Apache Corp.	1,975	28,203
Baker Hughes Co., Class A	3,604	72,404
Cabot Oil & Gas Corp.	2,087	38,255
Chevron Corp.	10,119	862,139
ConocoPhillips	7,118	284,934
Devon Energy Corp.	3,109	51,174
Diamondback Energy, Inc.	828	46,939
EOG Resources, Inc.	3,067	156,294
Exxon Mobil Corp.	22,226	996,614
Halliburton Co.	4,646	81,909
Hess Corp.	1,437	77,569
HollyFrontier Corp.	780	22,199
Kinder Morgan, Inc.	10,234	144,095
Marathon Oil Corp.	4,131	29,908
Marathon Petroleum Corp.	3,420	147,607
NOV, Inc.	2,029	25,119
Occidental Petroleum Corp.	4,405	88,364
ONEOK, Inc.	2,335	93,003
Phillips 66	2,295	155,601
Pioneer Natural Resources Co.	1,063	128,517
Schlumberger Ltd.	7,317	162,511
TechnipFMC PLC (United Kingdom)	2,210	23,625
Valero Energy Corp.	2,143	120,930
Williams Cos., Inc. (The)	6,380	135,447
		3,973,360
Financials-10.51%
Aflac, Inc.	3,433	155,103
Allstate Corp. (The)	1,598	171,274
American Express Co.	3,428	398,539
American International Group, Inc.	4,528	169,528
Ameriprise Financial, Inc.	620	122,679
Aon PLC, Class A	1,201	243,923
Arthur J. Gallagher & Co.	1,010	116,564
Assurant, Inc.	312	42,267
Bank of America Corp.	40,017	1,186,504
Bank of New York Mellon Corp. (The)	4,285	170,672
Berkshire Hathaway, Inc., Class B(c)	10,229	2,330,882
BlackRock, Inc.	746	523,140
Capital One Financial Corp.	2,404	250,641
Cboe Global Markets, Inc.	568	52,103
Charles Schwab Corp. (The)	7,840	404,074
Chubb Ltd.	2,372	345,529
Cincinnati Financial Corp.	787	66,179
Citigroup, Inc.	10,944	634,643
Citizens Financial Group, Inc.	2,245	81,808
CME Group, Inc., Class A	1,886	342,762
Comerica, Inc.	731	41,813
Discover Financial Services	1,611	134,583
Everest Re Group Ltd.	212	44,749
Fifth Third Bancorp	3,744	108,314
First Republic Bank	915	132,666
Franklin Resources, Inc.	1,425	37,463
Globe Life, Inc.	506	45,737
Goldman Sachs Group, Inc. (The)	1,809	490,547
Hartford Financial Services Group, Inc. (The)	1,883	90,422
Huntington Bancshares, Inc.	5,347	70,714
Intercontinental Exchange, Inc.	2,950	325,532
	Shares	Value
Financials-(continued)
Invesco Ltd., (Acquired 11/04/2013 - 11/20/2020; Cost $60,966)(d)(e)	1,975	$40,665
JPMorgan Chase & Co.	16,024	2,061,808
KeyCorp	5,134	86,559
Lincoln National Corp.	951	43,261
Loews Corp.	1,228	55,616
M&T Bank Corp.	675	89,417
MarketAxess Holdings, Inc.	201	108,693
Marsh & McLennan Cos., Inc.	2,666	293,020
MetLife, Inc.	4,021	193,611
Moody’s Corp.	850	226,321
Morgan Stanley	7,513	503,747
MSCI, Inc.	436	172,351
Nasdaq, Inc.	604	81,703
Northern Trust Corp.	1,094	97,574
People’s United Financial, Inc.	2,223	30,366
PNC Financial Services Group, Inc. (The)	2,227	319,619
Principal Financial Group, Inc.	1,341	66,071
Progressive Corp. (The)	3,078	268,371
Prudential Financial, Inc.	2,081	162,901
Raymond James Financial, Inc.	641	64,055
Regions Financial Corp.	5,048	85,866
S&P Global, Inc.	1,265	401,005
State Street Corp.	1,853	129,710
SVB Financial Group(c)	272	119,076
Synchrony Financial	2,853	96,003
T. Rowe Price Group, Inc.	1,189	186,055
Travelers Cos., Inc. (The)	1,331	181,415
Truist Financial Corp.	7,086	339,986
U.S. Bancorp	7,206	308,777
Unum Group	1,064	24,717
W.R. Berkley Corp.	740	45,984
Wells Fargo & Co.	21,732	649,352
Willis Towers Watson PLC	677	137,390
Zions Bancorporation N.A.	862	38,049
		17,040,468
Health Care-13.99%
Abbott Laboratories	9,316	1,151,364
AbbVie, Inc.	9,280	951,014
ABIOMED, Inc.(c)	237	82,535
Agilent Technologies, Inc.	1,608	193,233
Alexion Pharmaceuticals, Inc.(c)	1,150	176,329
Align Technology, Inc.(c)	379	199,119
AmerisourceBergen Corp.	774	80,651
Amgen, Inc.	3,060	738,776
Anthem, Inc.	1,308	388,450
Baxter International, Inc.	2,684	206,212
Becton, Dickinson and Co.	1,524	398,968
Biogen, Inc.(c)	810	228,914
Bio-Rad Laboratories, Inc., Class A(c)	114	65,410
Boston Scientific Corp.(c)	7,526	266,721
Bristol-Myers Squibb Co.	11,878	729,666
Cardinal Health, Inc.	1,542	82,852
Catalent, Inc.(c)	866	99,633
Centene Corp.(c)	3,048	183,794
Cerner Corp.	1,611	129,057
Cigna Corp.	1,899	412,178
Cooper Cos., Inc. (The)	258	93,922
CVS Health Corp.	6,879	492,880
Danaher Corp.	3,323	790,342
DaVita, Inc.(c)	391	45,892
DENTSPLY SIRONA, Inc.	1,149	61,460

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
DexCom, Inc.(c)	505	$189,299
Edwards Lifesciences Corp.(c)	3,276	270,532
Eli Lilly and Co.	4,174	868,067
Gilead Sciences, Inc.	6,589	432,238
HCA Healthcare, Inc.	1,387	225,360
Henry Schein, Inc.(c)	750	49,388
Hologic, Inc.(c)	1,350	107,635
Humana, Inc.	696	266,645
IDEXX Laboratories, Inc.(c)	448	214,449
Illumina, Inc.(c)	767	327,079
Incyte Corp.(c)	978	87,776
Intuitive Surgical, Inc.(c)	618	462,042
IQVIA Holdings, Inc.(c)	1,007	179,045
Johnson & Johnson	13,837	2,257,230
Laboratory Corp. of America Holdings(c)	512	117,202
McKesson Corp.	845	147,427
Medtronic PLC	7,075	787,660
Merck & Co., Inc.	13,300	1,025,031
Mettler-Toledo International, Inc.(c)	125	146,012
PerkinElmer, Inc.	588	86,477
Perrigo Co. PLC	717	30,616
Pfizer, Inc.	29,219	1,048,962
Quest Diagnostics, Inc.	710	91,697
Regeneron Pharmaceuticals, Inc.(c)	552	278,120
ResMed, Inc.	761	153,395
STERIS PLC	448	83,825
Stryker Corp.	1,719	379,916
Teleflex, Inc.	244	92,142
Thermo Fisher Scientific, Inc.	2,083	1,061,705
UnitedHealth Group, Inc.	4,986	1,663,230
Universal Health Services, Inc., Class B	408	50,869
Varian Medical Systems, Inc.(c)	480	84,274
Vertex Pharmaceuticals, Inc.(c)	1,367	313,152
Viatris, Inc.(c)	6,342	107,751
Waters Corp.(c)	327	86,547
West Pharmaceutical Services, Inc.	391	117,101
Zimmer Biomet Holdings, Inc.	1,090	167,500
Zoetis, Inc.	2,498	385,316
		22,692,084
Industrials-8.24%
3M Co.	3,032	532,601
A.O. Smith Corp.	712	38,662
Alaska Air Group, Inc.	648	31,642
Allegion PLC	482	51,579
American Airlines Group, Inc.	3,197	54,892
AMETEK, Inc.	1,209	136,931
Boeing Co. (The)	2,788	541,402
C.H. Robinson Worldwide, Inc.	714	61,090
Carrier Global Corp.	4,282	164,857
Caterpillar, Inc.	2,855	522,008
Cintas Corp.	462	146,971
Copart, Inc.(c)	1,093	119,957
CSX Corp.	4,020	344,735
Cummins, Inc.	778	182,379
Deere & Co.	1,648	475,942
Delta Air Lines, Inc.	3,352	127,242
Dover Corp.	757	88,183
Eaton Corp. PLC	2,095	246,581
Emerson Electric Co.	3,143	249,397
Equifax, Inc.	640	113,350
Expeditors International of Washington, Inc.	890	79,673
Fastenal Co.	3,017	137,545
	Shares	Value
Industrials-(continued)
FedEx Corp.	1,270	$298,882
Flowserve Corp.	684	24,323
Fortive Corp.	1,772	117,094
Fortune Brands Home & Security, Inc.	730	62,963
General Dynamics Corp.	1,221	179,096
General Electric Co.	46,048	491,793
Honeywell International, Inc.	3,689	720,720
Howmet Aerospace, Inc.	2,051	50,414
Huntington Ingalls Industries, Inc.	215	33,826
IDEX Corp.	398	74,104
IHS Markit Ltd.	1,959	170,590
Illinois Tool Works, Inc.	1,514	294,034
Ingersoll Rand, Inc.(c)	1,955	81,785
J.B. Hunt Transport Services, Inc.	439	59,116
Jacobs Engineering Group, Inc.	681	68,754
Johnson Controls International PLC	3,805	189,565
Kansas City Southern	493	99,916
L3Harris Technologies, Inc.	1,104	189,347
Lockheed Martin Corp.	1,294	416,435
Masco Corp.	1,375	74,676
Nielsen Holdings PLC	1,866	41,668
Norfolk Southern Corp.	1,336	316,124
Northrop Grumman Corp.	816	233,874
Old Dominion Freight Line, Inc.	505	97,970
Otis Worldwide Corp.	2,140	138,351
PACCAR, Inc.	1,820	166,020
Parker-Hannifin Corp.	678	179,406
Pentair PLC	874	47,598
Quanta Services, Inc.	729	51,373
Raytheon Technologies Corp.	7,982	532,639
Republic Services, Inc.	1,106	100,115
Robert Half International, Inc.	600	40,500
Rockwell Automation, Inc.	611	151,852
Rollins, Inc.	1,161	41,819
Roper Technologies, Inc.	552	216,886
Snap-on, Inc.	286	51,477
Southwest Airlines Co.	3,102	136,302
Stanley Black & Decker, Inc.	843	146,252
Teledyne Technologies, Inc.(c)	195	69,617
Textron, Inc.	1,203	54,448
Trane Technologies PLC	1,263	181,051
TransDigm Group, Inc.(c)	287	158,791
Union Pacific Corp.	3,542	699,439
United Airlines Holdings, Inc.(c)	1,538	61,505
United Parcel Service, Inc., Class B	3,759	582,645
United Rentals, Inc.(c)	381	92,587
Verisk Analytics, Inc.	855	156,892
W.W. Grainger, Inc.	237	86,360
Wabtec Corp.	940	69,757
Waste Management, Inc.	2,043	227,427
Xylem, Inc.	948	91,567
		13,367,364
Information Technology-28.19%
Accenture PLC, Class A	3,330	805,594
Adobe, Inc.(c)	2,522	1,157,018
Advanced Micro Devices, Inc.(c)	6,322	541,416
Akamai Technologies, Inc.(c)	856	95,042
Amphenol Corp., Class A	1,572	196,311
Analog Devices, Inc.	1,942	286,115
ANSYS, Inc.(c)	451	159,821
Apple, Inc.	84,010	11,085,960
Applied Materials, Inc.	4,801	464,161

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Arista Networks, Inc.(c)	287	$88,270
Autodesk, Inc.(c)	1,157	320,987
Automatic Data Processing, Inc.	2,254	372,180
Broadcom, Inc.	2,126	957,763
Broadridge Financial Solutions, Inc.	608	85,916
Cadence Design Systems, Inc.(c)	1,466	191,152
CDW Corp.	752	99,008
Cisco Systems, Inc.	22,211	990,166
Citrix Systems, Inc.	648	86,385
Cognizant Technology Solutions Corp., Class A	2,810	219,039
Corning, Inc.	4,016	144,054
DXC Technology Co.	1,335	37,647
Enphase Energy, Inc.(c)	664	121,080
F5 Networks, Inc.(c)	324	63,488
Fidelity National Information Services, Inc.	3,261	402,603
Fiserv, Inc.(c)	3,023	310,432
FleetCor Technologies, Inc.(c)	438	106,324
FLIR Systems, Inc.	689	35,862
Fortinet, Inc.(c)	710	102,773
Gartner, Inc.(c)	470	71,398
Global Payments, Inc.	1,573	277,666
Hewlett Packard Enterprise Co.	6,765	83,480
HP, Inc.	7,219	175,710
Intel Corp.	21,542	1,195,796
International Business Machines Corp.	4,683	557,792
Intuit, Inc.	1,381	498,859
IPG Photonics Corp.(c)	189	42,228
Jack Henry & Associates, Inc.	401	58,061
Juniper Networks, Inc.	1,724	42,100
Keysight Technologies, Inc.(c)	974	137,909
KLA Corp.	813	227,697
Lam Research Corp.	757	366,350
Leidos Holdings, Inc.	703	74,560
Mastercard, Inc., Class A	4,625	1,462,841
Maxim Integrated Products, Inc.	1,405	123,233
Microchip Technology, Inc.	1,369	186,335
Micron Technology, Inc.(c)	5,851	457,958
Microsoft Corp.	39,742	9,218,554
Motorola Solutions, Inc.	891	149,287
NetApp, Inc.	1,172	77,868
NortonLifeLock, Inc.	3,111	65,549
NVIDIA Corp.	3,253	1,690,226
Oracle Corp.	9,971	602,548
Paychex, Inc.	1,682	146,872
Paycom Software, Inc.(c)	258	97,973
PayPal Holdings, Inc.(c)	6,158	1,442,881
Qorvo, Inc.(c)	600	102,528
QUALCOMM, Inc.	5,944	928,928
salesforce.com, inc.(c)	4,810	1,084,944
Seagate Technology PLC	1,173	77,559
ServiceNow, Inc.(c)	1,025	556,739
Skyworks Solutions, Inc.	872	147,586
Synopsys, Inc.(c)	802	204,871
TE Connectivity Ltd.	1,738	209,255
Teradyne, Inc.	872	98,955
Texas Instruments, Inc.	4,825	799,454
Trimble, Inc.(c)	1,311	86,408
Tyler Technologies, Inc.(c)	214	90,477
VeriSign, Inc.(c)	528	102,469
Visa, Inc., Class A	8,913	1,722,437
Vontier Corp.(c)	709	22,993
Western Digital Corp.	1,599	90,232
	Shares	Value
Information Technology-(continued)
Western Union Co. (The)	2,160	$48,103
Xerox Holdings Corp.	869	18,275
Xilinx, Inc.	1,288	168,174
Zebra Technologies Corp., Class A(c)	280	108,592
		45,727,277
Materials-2.63%
Air Products and Chemicals, Inc.	1,163	310,242
Albemarle Corp.	559	90,927
Amcor PLC	8,245	90,200
Avery Dennison Corp.	439	66,232
Ball Corp.	1,720	151,394
Celanese Corp.	615	75,122
CF Industries Holdings, Inc.	1,120	46,346
Corteva, Inc.	3,915	156,052
Dow, Inc.	3,899	202,358
DuPont de Nemours, Inc.	3,857	306,439
Eastman Chemical Co.	712	70,025
Ecolab, Inc.	1,306	267,090
FMC Corp.	683	73,962
Freeport-McMoRan, Inc.(c)	7,637	205,512
International Flavors & Fragrances, Inc.	562	63,158
International Paper Co.	2,065	103,890
Linde PLC (United Kingdom)	2,759	677,059
LyondellBasell Industries N.V., Class A	1,351	115,862
Martin Marietta Materials, Inc.	328	94,270
Mosaic Co. (The)	1,808	46,936
Newmont Corp.	4,222	251,631
Nucor Corp.	1,587	77,334
Packaging Corp. of America	498	66,961
PPG Industries, Inc.	1,241	167,175
Sealed Air Corp.	813	34,366
Sherwin-Williams Co. (The)	430	297,474
Vulcan Materials Co.	696	103,801
Westrock Co.	1,380	57,173
		4,268,991
Real Estate-2.50%
Alexandria Real Estate Equities, Inc.	651	108,789
American Tower Corp.	2,334	530,658
AvalonBay Communities, Inc.	733	119,970
Boston Properties, Inc.	745	67,996
CBRE Group, Inc., Class A(c)	1,763	107,508
Crown Castle International Corp.	2,267	361,042
Digital Realty Trust, Inc.	1,473	212,038
Duke Realty Corp.	1,955	77,340
Equinix, Inc.	469	347,041
Equity Residential	1,800	110,952
Essex Property Trust, Inc.	343	82,186
Extra Space Storage, Inc.	678	77,150
Federal Realty Investment Trust	363	31,784
Healthpeak Properties, Inc.	2,830	83,910
Host Hotels & Resorts, Inc.	3,693	50,040
Iron Mountain, Inc.	1,514	50,976
Kimco Realty Corp.	2,266	37,412
Mid-America Apartment Communities, Inc.	602	79,916
Prologis, Inc.	3,885	400,932
Public Storage	799	181,868
Realty Income Corp.	1,844	108,907
Regency Centers Corp.	827	39,018
SBA Communications Corp., Class A	584	156,903
Simon Property Group, Inc.	1,724	160,211
SL Green Realty Corp.	392	26,452

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
UDR, Inc.	1,548	$59,521
Ventas, Inc.	1,969	90,712
Vornado Realty Trust	822	32,683
Welltower, Inc.	2,193	132,896
Weyerhaeuser Co.	3,923	122,358
		4,049,169
Utilities-2.80%
AES Corp. (The)	3,496	85,268
Alliant Energy Corp.	1,309	63,683
Ameren Corp.	1,300	94,536
American Electric Power Co., Inc.	2,608	211,013
American Water Works Co., Inc.	953	151,546
Atmos Energy Corp.	660	58,740
CenterPoint Energy, Inc.	2,864	60,402
CMS Energy Corp.	1,501	85,377
Consolidated Edison, Inc.	1,799	127,333
Dominion Energy, Inc.	4,288	312,552
DTE Energy Co.	1,017	120,738
Duke Energy Corp.	3,869	363,686
Edison International	1,989	115,680
Entergy Corp.	1,053	100,383
	Shares	Value
Utilities-(continued)
Evergy, Inc.	1,192	$64,046
Eversource Energy	1,802	157,675
Exelon Corp.	5,128	213,120
FirstEnergy Corp.	2,851	87,697
NextEra Energy, Inc.	10,298	832,799
NiSource, Inc.	2,014	44,610
NRG Energy, Inc.	1,284	53,170
Pinnacle West Capital Corp.	591	44,473
PPL Corp.	4,041	111,815
Public Service Enterprise Group, Inc.	2,659	150,047
Sempra Energy	1,516	187,620
Southern Co. (The)	5,552	327,124
WEC Energy Group, Inc.	1,659	147,485
Xcel Energy, Inc.	2,762	176,740
		4,549,358
TOTAL INVESTMENTS IN SECURITIES-101.58% (Cost $111,669,626)		164,767,279
OTHER ASSETS LESS LIABILITIES-(1.58)%		(2,563,265)
NET ASSETS-100.00%		$162,204,014

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Fund are subject to covered call options written.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco Ltd.	$26,601	$5,542	$(19,265)	$48,579	$(20,792)	$40,665	$1,225
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,455,357	(1,455,357)	-	-	-	8
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,262,983	(1,262,983)	-	-	-	14
Total	$26,601	$2,723,882	$(2,737,605)	$48,579	$(20,792)	$40,665	$1,247

(e)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation
Equity Risk
S&P 500 Index	Call	02/19/2021	443	$ 3,765	$ (4,059,550)	$166,789,500	$(2,542,820)	$ 1,516,730

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.04%
Activision Blizzard, Inc.	270,310	$24,598,210
Consumer Discretionary-4.48%
Booking Holdings, Inc.(b)	16,712	32,493,643
eBay, Inc.	430,691	24,338,349
NVR, Inc.(b)	1,205	5,358,008
Pool Corp.	14,930	5,287,907
PulteGroup, Inc.	98,522	4,285,707
Target Corp.	187,877	34,037,676
		105,801,290
Consumer Staples-7.58%
Brown-Forman Corp., Class B	73,166	5,243,807
Campbell Soup Co.	96,264	4,631,261
Clorox Co. (The)	59,814	12,528,640
General Mills, Inc.	222,936	12,952,582
Hershey Co. (The)	50,075	7,282,908
Hormel Foods Corp.	94,293	4,418,570
JM Smucker Co. (The)	39,313	4,576,426
McCormick & Co., Inc.	87,444	7,829,736
Monster Beverage Corp.(b)	125,142	10,866,080
Procter & Gamble Co. (The)	846,971	108,590,152
		178,920,162
Energy-0.11%
Cabot Oil & Gas Corp.	147,753	2,708,312
Financials-4.48%
Ameriprise Financial, Inc.	43,914	8,689,263
Cboe Global Markets, Inc.	41,815	3,835,690
Citizens Financial Group, Inc.	134,329	4,894,949
CME Group, Inc., Class A	122,002	22,172,644
M&T Bank Corp.	48,918	6,480,167
Moody’s Corp.	67,611	18,002,105
Raymond James Financial, Inc.	43,078	4,304,785
Regions Financial Corp.	334,562	5,690,900
SVB Financial Group(b)	24,903	10,902,035
Synchrony Financial	206,488	6,948,321
T. Rowe Price Group, Inc.	72,602	11,360,761
Zions Bancorporation N.A.	56,480	2,493,027
		105,774,647
Health Care-28.38%
Abbott Laboratories	618,015	76,380,474
ABIOMED, Inc.(b)	16,315	5,681,699
Agilent Technologies, Inc.	109,823	13,197,430
Alexion Pharmaceuticals, Inc.(b)	77,021	11,809,630
Align Technology, Inc.(b)	24,318	12,776,191
Amgen, Inc.	242,202	58,474,829
Biogen, Inc.(b)	67,541	19,087,762
Cardinal Health, Inc.	123,225	6,620,879
Cerner Corp.	112,349	9,000,278
Danaher Corp.	244,525	58,157,826
Eli Lilly and Co.	305,020	63,435,010
Henry Schein, Inc.(b)	55,727	3,669,623
Hologic, Inc.(b)	87,218	6,953,891
Humana, Inc.	48,962	18,757,832
IDEXX Laboratories, Inc.(b)	36,027	17,245,404
Illumina, Inc.(b)	53,174	22,675,521
Johnson & Johnson	754,618	123,100,834
McKesson Corp.	68,917	12,023,949
Merck & Co., Inc.	973,789	75,049,918
Mettler-Toledo International, Inc.(b)	12,010	14,028,881
ResMed, Inc.	52,939	10,670,914
	Shares	Value
Health Care-(continued)
STERIS PLC	29,571	$5,533,030
Zoetis, Inc.	165,225	25,485,956
		669,817,761
Industrials-8.98%
A.O. Smith Corp.	51,842	2,815,021
Cintas Corp.	31,298	9,956,520
Cummins, Inc.	51,459	12,063,019
Emerson Electric Co.	191,710	15,212,188
Fastenal Co.	195,871	8,929,759
General Electric Co.	2,740,435	29,267,846
Honeywell International, Inc.	229,805	44,897,003
IHS Markit Ltd.	142,263	12,388,262
Illinois Tool Works, Inc.	122,011	23,695,756
Lockheed Martin Corp.	133,504	42,964,257
Old Dominion Freight Line, Inc.	33,840	6,564,960
Snap-on, Inc.	17,608	3,169,264
		211,923,855
Information Technology-39.80%
Adobe, Inc.(b)	131,000	60,098,870
Analog Devices, Inc.	87,152	12,840,104
Apple, Inc.	949,695	125,321,752
Applied Materials, Inc.	233,392	22,564,339
Automatic Data Processing, Inc.	116,630	19,257,946
Cisco Systems, Inc.	1,214,754	54,153,733
Cognizant Technology Solutions Corp., Class A	145,864	11,370,099
Intel Corp.	1,057,016	58,674,958
Intuit, Inc.	65,297	23,587,235
IPG Photonics Corp.(b)	8,229	1,838,605
Jack Henry & Associates, Inc.	19,969	2,891,312
KLA Corp.	42,965	12,033,208
Lam Research Corp.	33,854	16,383,643
Mastercard, Inc., Class A	219,551	69,441,786
Maxim Integrated Products, Inc.	71,595	6,279,597
Microsoft Corp.	545,468	126,526,757
NVIDIA Corp.	220,215	114,421,512
Oracle Corp.	450,253	27,208,789
Paychex, Inc.	90,821	7,930,490
Seagate Technology PLC	53,501	3,537,486
Skyworks Solutions, Inc.	36,729	6,216,383
Synopsys, Inc.(b)	34,864	8,906,009
Teradyne, Inc.	38,473	4,365,916
Texas Instruments, Inc.	263,408	43,644,072
Visa, Inc., Class A	448,373	86,648,082
Vontier Corp.(b)	40,223	1,304,432
Xerox Holdings Corp.	50,537	1,062,793
Xilinx, Inc.	84,193	10,993,080
		939,502,988
Materials-4.09%
Corteva, Inc.	337,205	13,440,991
Dow, Inc.	251,211	13,037,851
DuPont de Nemours, Inc.	284,309	22,588,350
Linde PLC (United Kingdom)	193,172	47,404,409
		96,471,601
Real Estate-0.86%
Public Storage	56,606	12,884,658
Weyerhaeuser Co.	236,827	7,386,634
		20,271,292
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Utilities-0.15%
NRG Energy, Inc.	83,210	$3,445,726
Total Common Stocks & Other Equity Interests (Cost $2,030,899,061)		2,359,235,844
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $175,435)	175,435	175,435
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $2,031,074,496)		2,359,411,279
OTHER ASSETS LESS LIABILITIES-0.04%		967,686
NET ASSETS-100.00%		$2,360,378,965
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,032,212	$(22,856,777)	$-	$-	$175,435	$114
Invesco Premier U.S. Government Money Portfolio, Institutional Class	1,594,867	24,558,145	(26,153,012)	-	-	-	377
Total	$1,594,867	$47,590,357	$(49,009,789)	$-	$-	$175,435	$491

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-2.15%
Cars.com, Inc.(b)	42,154	$489,408
Madison Square Garden Entertainment Corp.(b)	11,042	979,977
		1,469,385
Consumer Discretionary-21.21%
frontdoor, Inc.(b)	53,453	2,942,053
Kontoor Brands, Inc.	29,344	1,059,905
Penn National Gaming, Inc.(b)	58,363	6,053,410
Veoneer, Inc. (Sweden)(b)(c)	58,640	1,541,646
Wyndham Hotels & Resorts, Inc.	50,459	2,935,200
		14,532,214
Energy-5.06%
ChampionX Corp.(b)	116,258	1,777,585
Equitrans Midstream Corp.	254,306	1,691,135
		3,468,720
Financials-2.89%
Brighthouse Financial, Inc.(b)	55,991	1,979,842
Health Care-3.78%
Covetrus, Inc.(b)	61,998	2,112,272
Varex Imaging Corp.(b)	24,522	474,746
		2,587,018
Industrials-30.18%
Arcosa, Inc.	30,194	1,684,523
Carrier Global Corp.	130,002	5,005,077
IAA, Inc.(b)	79,526	4,544,116
nVent Electric PLC	106,420	2,381,680
Otis Worldwide Corp.	77,814	5,030,675
Resideo Technologies, Inc.(b)	87,889	2,030,236
		20,676,307
Information Technology-12.63%
Concentrix Corp.(b)	25,771	2,755,435
Perspecta, Inc.	85,589	2,477,801
Vontier Corp.(b)	105,406	3,418,317
		8,651,553
	Shares	Value
Materials-14.13%
Corteva, Inc.	126,773	$5,053,172
Dow, Inc.	89,108	4,624,705
		9,677,877
Real Estate-7.96%
Apartment Income REIT Corp.(b)	82,797	3,210,040
CorePoint Lodging, Inc.	24,377	166,007
JBG SMITH Properties	69,607	2,078,465
		5,454,512
Total Common Stocks & Other Equity Interests (Cost $60,837,343)		68,497,428
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $150,538)	150,538	150,538
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $60,987,881)		68,647,966
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.31%
Invesco Private Government Fund, 0.01%(d)(e)(f)	632,836	632,836
Invesco Private Prime Fund, 0.11%(d)(e)(f)	948,874	949,253
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,582,040)		1,582,089
TOTAL INVESTMENTS IN SECURITIES-102.52% (Cost $62,569,921)		70,230,055
OTHER ASSETS LESS LIABILITIES-(2.52)%		(1,727,449)
NET ASSETS-100.00%		$68,502,606
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,466,799	$(2,316,261)	$-	$-	$150,538	$17
Invesco Premier U.S. Government Money Portfolio, Institutional Class	283,239	816,933	(1,100,172)	-	-	-	65
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,370,710	$19,991,643	$(22,729,517)	$-	$-	$632,836	$429*
Invesco Private Prime Fund	-	6,874,428	(5,925,290)	49	66	949,253	486*
Total	$3,653,949	$30,149,803	$(32,071,240)	$49	$66	$1,732,627	$997

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Building Products-8.31%
A.O. Smith Corp.	920,385	$49,976,905
Advanced Drainage Systems, Inc.	743,045	61,286,352
		111,263,257
Chemicals-7.13%
Ecolab, Inc.	466,620	95,428,456
Commercial Services & Supplies-3.95%
Tetra Tech, Inc.	434,635	52,838,577
Construction & Engineering-3.14%
Aegion Corp.(b)	214,116	3,933,311
Northwest Pipe Co.(b)	73,484	2,222,891
Valmont Industries, Inc.	185,642	35,814,055
		41,970,257
Electronic Equipment, Instruments & Components-5.03%
Badger Meter, Inc.	252,867	23,190,433
Itron, Inc.(b)	512,763	44,107,873
		67,298,306
Health Care Equipment & Supplies-8.20%
Danaher Corp.	461,449	109,751,030
Industrial Conglomerates-7.13%
Roper Technologies, Inc.	242,784	95,392,261
Life Sciences Tools & Services-8.83%
Waters Corp.(b)	446,775	118,247,939
Machinery-29.58%
Energy Recovery, Inc.(b)	347,910	4,815,074
Evoqua Water Technologies Corp.(b)	1,065,468	29,034,003
Franklin Electric Co., Inc.	281,984	19,575,329
Gorman-Rupp Co. (The)	89,164	2,808,666
IDEX Corp.	268,377	49,969,114
Lindsay Corp.	91,080	12,735,717
Mueller Industries, Inc.	394,739	13,480,337
Mueller Water Products, Inc., Class A	1,625,383	19,488,342
	Shares	Value
Machinery-(continued)
Pentair PLC	1,000,181	$54,469,858
Rexnord Corp.	1,074,690	40,687,764
Toro Co. (The)	571,445	53,858,691
Watts Water Technologies, Inc., Class A	355,791	42,719,825
Xylem, Inc.	540,055	52,163,913
		395,806,633
Water Utilities-18.74%
American States Water Co.	386,339	29,848,551
American Water Works Co., Inc.	675,819	107,468,737
Artesian Resources Corp., Class A	44,310	1,811,393
California Water Service Group	407,767	22,280,389
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	2,195,113	16,353,592
Consolidated Water Co. Ltd. (Cayman Islands)	119,228	1,510,619
Essential Utilities, Inc.	1,144,657	52,997,619
Global Water Resources, Inc.	52,252	839,690
Middlesex Water Co.	72,563	5,776,015
SJW Group	143,244	9,478,455
York Water Co. (The)	54,587	2,371,259
		250,736,319
Total Common Stocks & Other Equity Interests (Cost $929,148,611)		1,338,733,035

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $614,560)	614,560	614,560
TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $929,763,171)		1,339,347,595
OTHER ASSETS LESS LIABILITIES-(0.09)%		(1,138,385)
NET ASSETS-100.00%		$1,338,209,210

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,487,668	$(5,873,108)	$-	$-	$614,560	$65
Invesco Premier U.S. Government Money Portfolio, Institutional Class	1,084,687	7,496,434	(8,581,121)	-	-	-	319
See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$117,953	$107,439,726	$(107,557,679)	$-	$-	$-	$467*
Invesco Private Prime Fund	-	4,083,493	(4,083,499)	-	6	-	140*
Total	$1,202,640	$125,507,321	$(126,095,407)	$-	$6	$614,560	$991

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Auto Components-6.72%
Gentherm, Inc.(b)	694,610	$42,551,809
Kandi Technologies Group, Inc. (China)(b)(c)(d)	7,231,996	64,364,764
QuantumScape Corp.(b)(d)	453,695	19,849,156
Workhorse Group, Inc.(b)(d)	2,266,882	77,799,390
		204,565,119
Automobiles-14.25%
Arcimoto, Inc.(b)(c)(d)	3,347,212	72,366,723
AYRO, Inc.(b)(c)(d)	2,154,676	14,371,689
ElectraMeccanica Vehicles Corp. (Canada)(b)(c)(d)	7,161,596	55,072,673
Fisker, Inc.(b)(d)	2,982,220	44,822,767
Lordstown Motors Corp., Class A(b)(d)	2,395,139	60,309,600
NIO, Inc., ADR (China)(b)	1,137,645	64,845,765
Tesla, Inc.(b)	78,694	62,446,050
XPeng, Inc., ADR (China)(b)(d)	1,243,621	59,917,660
		434,152,927
Chemicals-6.63%
Air Products and Chemicals, Inc.	148,387	39,583,716
Albemarle Corp.	347,964	56,599,824
Livent Corp.(b)(d)	2,774,121	50,544,485
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	1,087,515	55,398,014
		202,126,039
Construction & Engineering-10.66%
Ameresco, Inc., Class A(b)	1,007,748	56,524,585
Infrastructure and Energy Alternatives, Inc.(b)(c)(d)	2,800,966	53,974,615
MYR Group, Inc.(b)	824,601	45,856,062
Quanta Services, Inc.	701,728	49,450,772
ReneSola Ltd., ADR (China)(b)(c)(d)	5,746,990	118,962,693
		324,768,727
Electrical Equipment-20.60%
American Superconductor Corp.(b)(c)	1,973,552	48,786,205
Array Technologies, Inc.(b)	1,261,794	51,430,723
Ballard Power Systems, Inc. (Canada)(b)(d)	1,955,300	66,812,601
Beam Global(b)(c)(d)	839,895	47,689,238
Bloom Energy Corp., Class A(b)(d)	1,502,339	52,446,655
Broadwind Energy, Inc.(b)(c)	2,097,564	18,479,539
Eos Energy Enterprises, Inc.(b)(c)(d)	2,707,763	60,518,503
Flux Power Holdings, Inc.(b)(c)(d)	1,036,939	15,232,634
FuelCell Energy, Inc.(b)(d)	3,727,772	77,388,547
Plug Power, Inc.(b)	1,288,688	81,406,421
Sunrun, Inc.(b)	676,985	46,894,751
TPI Composites, Inc.(b)	1,010,984	60,568,051
		627,653,868
Electronic Equipment, Instruments & Components-1.50%
Itron, Inc.(b)	530,007	45,591,202
Independent Power and Renewable Electricity Producers-5.79%
Azure Power Global Ltd. (India)(b)	1,529,806	57,994,945
Ormat Technologies, Inc.	646,400	73,793,024
Sunnova Energy International, Inc.(b)	1,014,299	44,477,011
		176,264,980
	Shares	Value
Machinery-4.97%
ESCO Technologies, Inc.	452,357	$43,010,104
GreenPower Motor Co., Inc. (Canada)(b)(c)	2,292,151	65,991,027
Woodward, Inc.	378,932	42,421,437
		151,422,568
Metals & Mining-2.74%
Lithium Americas Corp. (Canada)(b)(d)	4,229,922	83,371,763
Oil, Gas & Consumable Fuels-1.61%
Renewable Energy Group, Inc.(b)	548,315	49,129,024
Professional Services-1.77%
Willdan Group, Inc.(b)(c)	1,203,414	53,780,572
Semiconductors & Semiconductor Equipment-21.09%
Advanced Energy Industries, Inc.(b)	463,614	47,557,524
Canadian Solar, Inc. (Canada)(b)(d)	1,057,599	57,903,545
Cree, Inc.(b)	444,723	44,952,601
Daqo New Energy Corp., ADR (China)(b)	1,017,825	89,629,670
Enphase Energy, Inc.(b)	252,784	46,095,162
First Solar, Inc.(b)	544,387	53,975,971
JinkoSolar Holding Co. Ltd., ADR (China)(b)(d)	771,997	47,856,094
Maxeon Solar Technologies Ltd.(b)	1,579,651	64,133,831
SolarEdge Technologies, Inc.(b)	141,470	40,790,045
SPI Energy Co. Ltd. (Australia)(b)(c)(d)	1,682,386	16,403,264
SunPower Corp.(b)(d)	1,555,243	83,998,674
Universal Display Corp.	213,478	49,274,992
		642,571,373
Specialty Retail-1.63%
Blink Charging Co.(b)(d)	1,005,511	49,702,409
Total Common Stocks & Other Equity Interests (Cost $2,334,695,690)		3,045,100,571

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(e) (Cost $2,312,740)	2,312,740	2,312,740
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,337,008,430)		3,047,413,311
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.43%
Invesco Private Government Fund, 0.01%(c)(e)(f)	248,544,097	248,544,097
Invesco Private Prime Fund, 0.11%(c)(e)(f)	373,798,948	373,948,471
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $622,481,261)		622,492,568
TOTAL INVESTMENTS IN SECURITIES-120.47% (Cost $2,959,489,691)		3,669,905,879
OTHER ASSETS LESS LIABILITIES-(20.47)%		(623,594,312)
NET ASSETS-100.00%		$3,046,311,567

See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,735,172	$(16,422,432)	$-	$-	$2,312,740	$89
Invesco Premier U.S. Government Money Portfolio, Institutional Class	341,342	2,978,871	(3,320,213)	-	-	-	105
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	48,947,742	871,688,901	(672,092,546)	-	-	248,544,097	24,446*
Invesco Private Prime Fund	-	864,536,033	(490,618,530)	11,307	19,661	373,948,471	90,647*
Investments in Other Affiliates:
American Superconductor Corp.	1,143,669	54,100,492	(22,645,664)	14,428,382	1,759,326	48,786,205	-
Arcimoto, Inc.	-	44,967,196	(1,475,120)	28,086,946	787,701	72,366,723	-
AYRO, Inc.	-	13,878,853	(234,548)	701,526	25,858	14,371,689	-
Beam Global	-	57,551,372	(853,895)	(9,097,983)	89,744	47,689,238	-
Broadwind Energy, Inc.	-	17,321,864	-	1,157,675	-	18,479,539	-
ElectraMeccanica Vehicles Corp.	-	43,872,783	(1,332,168)	11,817,417	714,641	55,072,673	-
Eos Energy Enterprises, Inc.	-	65,206,494	(1,114,705)	(3,723,469)	150,183	60,518,503	-
Flux Power Holdings, Inc.	-	20,191,368	(275,404)	(4,702,444)	19,114	15,232,634	-
GreenPower Motor Co., Inc.	-	69,448,457	(1,096,349)	(2,397,509)	36,428	65,991,027	-
Infrastructure and Energy Alternatives, Inc.	-	38,974,362	(1,668,066)	15,775,344	892,975	53,974,615	-
Kandi Technologies Group, Inc.	-	60,310,052	(5,698,001)	10,573,632	(820,919)	64,364,764	-
ReneSola Ltd., ADR	-	79,105,325	(1,885,518)	40,926,339	816,547	118,962,693	-
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
SPI Energy Co. Ltd.	$-	$14,303,450	$(252,059)	$2,316,364	$35,509	$16,403,264	$-
Willdan Group, Inc.	7,689,203	44,185,339	(9,945,034)	12,058,804	(207,740)	53,780,572	-
Total	$58,121,956	$2,381,356,384	$(1,230,930,252)	$117,932,331	$4,319,028	$1,330,799,447	$115,287

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at January 31, 2021.
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021, for each Fund (except for S&P 500 BuyWrite ETF, S&P 500® Quality ETF and Water Resources ETF). As of January 31, 2021, all of the securities in S&P 500 BuyWrite ETF, S&P 500® Quality ETF and Water Resources ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value on options held in Invesco S& P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$659,174,508	$-	$-	$659,174,508
Money Market Funds	719,962	4,643,747	-	5,363,709
Total Investments	$659,894,470	$4,643,747	$-	$664,538,217
Invesco CleantechTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$509,084,750	$-	$-	$509,084,750
Money Market Funds	-	7,925,111	-	7,925,111
Total Investments	$509,084,750	$7,925,111	$-	$517,009,861
Invesco DWA Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,911,827,888	$-	$-	$1,911,827,888
Money Market Funds	602,406	974,845	-	1,577,251
Total Investments	$1,912,430,294	$974,845	$-	$1,913,405,139
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$181,794,122	$-	$-	$181,794,122
Money Market Funds	8,934,305	7,799,428	-	16,733,733
Total Investments in Securities	190,728,427	7,799,428	-	198,527,855
Other Investments - Assets*
Swap Agreements	-	99,071	-	99,071
Other Investments - Liabilities*
Swap Agreements	-	(95,529)	-	(95,529)
Total Other Investments	-	3,542	-	3,542
Total Investments	$190,728,427	$7,802,970	$-	$198,531,397

	Level 1	Level 2	Level 3	Total
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$275,433,320	$-	$0	$275,433,320
Money Market Funds	366,010	18,953,434	-	19,319,444
Total Investments	$275,799,330	$18,953,434	$0	$294,752,764
Invesco Raymond James SB-1 Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$123,444,782	$-	$-	$123,444,782
Money Market Funds	280,347	4,796,430	-	5,076,777
Total Investments	$123,725,129	$4,796,430	$-	$128,521,559
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$68,497,428	$-	$-	$68,497,428
Money Market Funds	150,538	1,582,089	-	1,732,627
Total Investments	$68,647,966	$1,582,089	$-	$70,230,055
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,045,100,571	$-	$-	$3,045,100,571
Money Market Funds	2,312,740	622,492,568	-	624,805,308
Total Investments	$3,047,413,311	$622,492,568	$-	$3,669,905,879

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.